EQUITY - Dividends (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions		3 Months Ended								12 Months Ended
	Jan. 28, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025
Disclosure of classes of share capital [line items]
Dividends per share (in dollars per share)		$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50
Dividends paid in cash		$ 270	$ 270	$ 270	$ 188	$ 185	$ 181	$ 185	$ 183
Dividends paid, total		270	270	270	269	269	267	266	266
Dividend reinvestment plan, discount on volume weighted average market price, period										5 days
Class B Non-Voting Shares
Disclosure of classes of share capital [line items]
Dividends paid in class B non-voting shares		$ 0	$ 0	$ 0	$ 81	$ 84	$ 86	$ 81	$ 83
Number of Class B non-voting shares issued		0	0	0	2,181	1,943	1,633	1,651	1,552	0
Entitled rate per share of dividends (in canadian dollars per share)										$ 0.05
Class B Non-Voting Shares | Announcement Of Dividends Declared
Disclosure of classes of share capital [line items]
Quarterly dividend declared	$ 0.50
Class A Voting Shares
Disclosure of classes of share capital [line items]
Entitled rate per share of dividends (in canadian dollars per share)										$ 0.05
Class A Voting Shares | Announcement Of Dividends Declared
Disclosure of classes of share capital [line items]
Quarterly dividend declared	$ 0.50